CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 98,995	€ 58,002	€ 16,700